Cover	May 16, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Qorvo, Inc. (the “Company”) is filing this Amendment No. 1 on Form 8-K/A (the “Amendment”) to amend its Current Report on Form 8-K, originally filed with the Securities and Exchange Commission on May 19, 2025 (the “Original Filing”), for the sole purpose of supplementing Item 5.02 of the Original Filing to include additional disclosure regarding the committee assignments made by the Company’s Board of Directors (the “Board”). No other revisions have been made to the Original Filing, and except as provided herein, this Amendment does not amend, update, or change any other items or disclosure contained in the Original Filing.
Document Period End Date	May 16, 2025
Entity File Number	001-36801
Entity Registrant Name	Qorvo, Inc.
Entity Central Index Key	0001604778
Entity Tax Identification Number	46-5288992
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	7628 Thorndike Road
Entity Address, City or Town	Greensboro
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27409-9421
City Area Code	336
Local Phone Number	664-1233
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	QRVO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false